CONVERTIBLE BOND PAYABLE - Summary of Convertible Bonds Payable (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Debt Instrument [Line Items]
Debt conversion amount	$ 158,181,706	$ 156,887,691
2021 Series A1 Note US$ 44,000,000 1.00% due to 2026
Debt Instrument [Line Items]
Debt conversion amount	43,686,243	42,957,209
2021 Series A2 Note US$ 21,000,000 1.00% due to 2026
Debt Instrument [Line Items]
Debt conversion amount	21,650,326	21,543,492
2021 Series B Note US$ 90,000,000 1.00% due to 2026
Debt Instrument [Line Items]
Debt conversion amount	$ 92,845,137	$ 92,386,990